Variable Interest Entities - Narrative (Details) - 6 months ended Jun. 30, 2015 - ICBCL Agreement - Variable Interest Entity, Primary Beneficiary - vessel	Total
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	4
Sale and leaseback term	10 years
Option to repurchase vessel under sale and leaseback (earliest)	5 years